USD Emerging Markets Sovereign Bond ETF Investment Objectives and Goals - USD Emerging Markets Sovereign Bond ETF	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Ticker: JPMB
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the JPMorgan Emerging Markets Risk-Aware Bond Index.